Inventories (Details) - Inventories (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 1,955	$ 1,644	$ 1,826
Work-in-progress	376	393	449
Finished goods	448	431	600
Invetories, Total	$ 2,779	$ 2,468	$ 2,875